SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Beginning balances	R$ 15,175,130	R$ 7,337,378	R$ 18,087,969
Gain (loss) on conversion of financial statements and on foreign investments	(16,035)	46,006	(2,857)
Ending balances	33,166,365	15,175,130	7,337,378
Other reserves
SHAREHOLDERS' EQUITY
Beginning balances	2,114,907	2,129,944	2,221,341
Actuarial gain (loss)	(7,608)	78,964
Gain (loss) on conversion of financial asset and fair value	(5,681)	1,333
Gain (loss) on conversion of financial statements and on foreign investments	(249,093)	45,181
Partial realization of deemed cost, net of taxes	(133,009)	(140,515)
Ending balances	1,719,516	2,114,907	2,129,944
Debenture conversion 5th issue
SHAREHOLDERS' EQUITY
Beginning balances	(45,746)	(45,746)
Ending balances	(45,746)	(45,746)	(45,746)
Actuarial loss
SHAREHOLDERS' EQUITY
Beginning balances	(137,191)	(216,155)
Actuarial gain (loss)	(7,608)	78,964
Ending balances	(144,799)	(137,191)	(216,155)
Exchange variation and fair value of financial assets
SHAREHOLDERS' EQUITY
Beginning balances	7,844	6,511
Gain (loss) on conversion of financial asset and fair value	(5,681)	1,333
Ending balances	2,163	7,844	6,511
Exchange variation on conversion of financial statements of foreign subsidiaries
SHAREHOLDERS' EQUITY
Beginning balances	252,311	207,130
Gain (loss) on conversion of financial statements and on foreign investments	(249,093)	45,181
Ending balances	3,218	252,311	207,130
Deemed Cost
SHAREHOLDERS' EQUITY
Beginning balances	2,037,689	2,178,204
Partial realization of deemed cost, net of taxes	(133,009)	(140,515)
Ending balances	R$ 1,904,680	R$ 2,037,689	R$ 2,178,204